Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Total gains/ losses [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial assets at fair value through other comprehensive income [Abstract]
of which gain (loss) recognized in other comprehensive income	€ 1	€ 17
of which gain (loss) recognized in the income statement presented in net gains (losses)	2
Financial assets held at fair value:
of which effect of exchange rate changes	749	112
Financial liabilities held at fair value:
of which effect of exchange rate changes	€ 158	€ 11